Investment in Affiliates (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 1200 17th Street, NW [Member]	Dec. 31, 2011 Metro Place III & IV [Member]	Nov. 18, 2011 Metro Place III & IV [Member]	Dec. 31, 2011 1750 H Street, NW [Member]	Dec. 31, 2010 1750 H Street, NW [Member]	Oct. 28, 2010 1750 H Street, NW [Member]	Dec. 31, 2011 Aviation Business Park [Member]	Dec. 31, 2010 Aviation Business Park [Member]	Dec. 29, 2011 Aviation Business Park [Member]	Dec. 31, 2011 Rivers Park I and II [Member]	Dec. 31, 2010 Rivers Park I and II [Member]	Dec. 31, 2010 Rivers Park II [Member]
Components of investments in affiliates
Reporting Segment			Washington D.C.	Northern Virginia		Washington D.C.	Washington D.C.		Maryland	Maryland		Maryland	Maryland
Ownership Interest			95.00%	51.00%	51.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	25.00%	25.00%	25.00%
Company Investment	$ 72,518	$ 23,721	$ 20,426	$ 27,856		$ 16,749	$ 16,830		$ 4,699	$ 4,190		$ 2,788	$ 2,701	$ 1,819
Debt	129,336	59,287	20,000	50,954		30,382	31,287		0	0		28,000	28,000	18,144
Recourse Debt	$ 7,000	$ 7,000		$ 0		$ 0	$ 0		$ 0	$ 0		$ 7,000	$ 7,000	$ 4,536